ACCRUED EXPENSES (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Payables and Accruals [Abstract]
Vessel operating and drydocking expenses	$ 8,298,000	$ 5,747,000
Administrative expenses	6,555,000	8,925,000
Interest expense	7,045,000	6,699,000
Provision for taxes	8,744,000	1,217,000
Accrued expenses	30,642,000	22,588,000
Cash paid for lease termination	$ 6,000,000